Nature of Operations	12 Months Ended
Jul. 31, 2026
Nature of Operations [Abstract]
NATURE OF OPERATIONS
1.	Nature of operations

Tactical Resources Corp. (the “Company”) was incorporated under the Business Corporations Act of British Columbia on June 25, 2018 as DJ1 Capital Corp. On March 25, 2021, the Company changed its name to Tactical Resources Corp. The principal business of the Company is exploration and development of Rare Earth Elements (“REE”). The Company’s registered and records office address is located at 1055 West Georgia Street, 1500 Royal Centre, Vancouver, British Columbia, Canada V6E 4N7.

On August 20, 2026 the Company’s shares began trading on the Nasdaq Stock Market under the symbol “TREO”.

Going concern

As of July 31, 2026, the Company had not generated revenue from operations, has a working capital deficit of $6,880,302 (July 31, 2025 - $4,702,025) and an accumulated deficit of $16,259,562 (July 31, 2025 - $13,327,232), and expects to incur further losses in assessing the Sierra Blanca Quarry Project. These conditions cast substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared on a going concern basis which assumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future even though events and conditions exist that, when considered in the aggregate raise substantial doubt about the Company’s ability to continue as a going concern. The Company plans on raising financing through the issuance of shares or debt instruments to fund its operations. The junior mining industry is considered speculative in nature which could make the Company more difficult to fund.

The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

These financial statements were authorized for issue by the Board of Directors on October 30, 2026.

Business Combination

On August 22, 2024, the Company entered into a definitive business combination agreement (the “Business Combination Agreement”) with Plum Acquisition Corp. III (NASDAQ: PLMJF) (“Plum”), a NASDAQ-listed special purpose acquisition company.

Pursuant to the terms of the Business Combination Agreement:

i.	Plum will re-domicile in the Province of British Columbia and amalgamate with a newly formed company incorporated under the laws of the Province of British Columbia (“Pubco”), and

ii.	immediately thereafter, a newly formed, wholly owned subsidiary of Plum incorporated under the laws of the Province of British Columbia will amalgamate with the Company, such that, following the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), the Company will continue as a wholly owned subsidiary of Pubco, which will be renamed “Tactical Resources Corp.” or such other name as may be agreed to between the parties.

In the Proposed Business Combination, shares of the Company (the “Company Shares”) will be exchanged for newly issued shares of Pubco (“Pubco Shares”) pursuant to an exchange ratio to be determined at the Closing.

The exchange ratio is to be based on a pre-transaction contractually deemed equity value of the Company of $500 million. Specifically, the exchange ratio will be calculated by dividing:

a)	the quotient obtained by dividing:

(i)	the sum of $500 million, the amount of any new equity financings and the aggregate exercise price of any in-the-money equity awards, by

(ii)	the number of issued and outstanding Company Shares on a fully diluted basis, and

b)	$10 per share.

On December 10, 2024, the Company amended its Business Combination Agreement (the “BCA”), which was further amended on January 28, 2025, with Plum Acquisition Corp. III, extending the transaction deadline to July 30, 2025, and removing the $5,000,001 net tangible asset requirement, subject to shareholder approval. Plum’s securities moved to OTC Markets after delisting from Nasdaq on January 27, 2025.

On July 30, 2025, the Company executed Amendment No. 3 to the BCA, which introduced the following terms:

●	Lock-Up Restrictions: 80–85% of shares issued to Company shareholders at closing will be subject to a six-month lock-up, with early release possible in three tranches based on Pubco’s stock price performance.

●	Reverse Stock Split^: Requires shareholders’ approval to effect a reverse stock split prior to closing, with a maximum exchange ratio of 1-for-25.

●	Termination Extension: The outside date for closing was reaffirmed as July 30, 2026 in Amendment No. 3.

●	Ancillary Agreements: The Key Company Securityholder Lock-Up Agreement was executed, formalizing lock-up obligations for certain shareholders.

^	This was completed on December 5, 2025 with an exchange ratio of 1-for-5.

As of July 31, 2026, the Company has incurred $5,160,411 (July 31, 2025 – $3,829,028) in accumulated costs including $1,331,383 during the year ended July 31, 2026 (July 31, 2025 – $2,630,219), that were expensed which related to the proposed transaction, and accumulated costs of $4,762,976 remained unpaid and is included in accounts payable and accrued liabilities (July 31, 2025 – $3,699,481).

In addition, on January 1, 2025, the Company entered into agreements with its directors, officers, and consultants to grant 920,148 common shares of the Company as bonus shares (the “Bonus Shares”) with a fair value of $0.90 (CA$1.275) per share, totaling $828,132 (CA$1,173,187) which was included in stock-based compensation expense during the year ended July 31, 2025. Of these, 414,383 common shares are to be issued to the Company’s directors and officers. On January 1, 2025 the Company also agreed to pay certain consultants $232,161 (CA$333,887) in cash (the “Cash Bonus”) for filing the initial filing statement of the proposed transaction on October 29, 2024. The Bonus Shares and Cash Bonus are to be issued and paid upon the closing of the proposed transaction.

On April 23, 2025, the Company entered into a consulting agreement with a consultant to provide capital market advisory services for a 12-month period. Pursuant to the agreement, the consultant is entitled to receive 10,000 PubCo Shares upon the Closing.

On May 26, 2025, the Company amended the advisory agreement originally entered into on February 13, 2024 (the “Amended Advisory Agreement”) with its financial advisor (the “Advisor”). Under the terms of the Amended Advisory Agreement, the Advisor is entitled to an advisory fee of $1 million (the “Advisory Fee”), which is earned and payable upon the closing of the proposed transaction and subject to the size of the concurrent financing (the “Proposed Financings”) associated with the transaction.

The Advisory Fee payment structure is as follows:

●	If the gross proceeds from the Proposed Financings are less than $20 million, 100% of the Advisory Fee will be deferred or settled in PubCo Shares at the sole discretion of the Advisor.

●	If the gross proceeds from the Proposed Financings exceed $20 million but are less than $35 million, 50% of the Advisory Fee will be paid in cash, while the remaining 50% will be deferred or settled in PubCo Shares at the sole discretion of the Advisor.

●	If the gross proceeds from the Proposed Financings exceed $50 million, 100% of the Advisory Fee will be paid in cash.

Additionally, in the event that the Company and/or Plum completes an equity or equity-linked offering, including a private investment in public equity (PIPE), or any financing related to the proposed transaction that may dilute the Company’s capitalization, the Advisor will be entitled to a fee equal to 5% of the gross proceeds raised in the PIPE (the “PIPE Fee”), payable as follows:

●	50% in cash

●	50% in PubCo Shares upon closing

Furthermore, if the Company and/or Plum completes a debt offering in connection with the proposed transaction (the “Debt Offering”), the Advisor will be entitled to a fee equal to 2.5% of the gross proceeds raised in the Debt Offering (the “Debt Fee”), payable as follows:

●	50% in cash

●	50% in PubCo Shares upon closing

In addition, accounts receivable as of July 31, 2026, include $89,861 (CA$125,981) (July 31, 2025 – $26,936 (CA$37,275)) receivable from PLUM Acquisition Corp III for transaction costs paid by the Company on its behalf.

On November 7, 2025, the Company, Tactical, and YA II PN, Ltd (“Yorkville”) entered into a financing agreement (the “SEPA”) and a registration rights agreement (the “Registration Rights Agreement”). Pursuant to the SEPA, Yorkville will open a standby equity line for the Company in an aggregate principal amount of up to $100,000,000. Yorkville is to advance $7,500,000 to the Company in the form of a first pre-paid advance evidenced by a convertible promissory note on the closing of the Business Combination, and another $2,500,000 to the Company in the form of a second pre-paid advance with an equivalent note that is not convertible on the date the initial registration statement on form F-1, filed pursuant to the Registration Rights Agreement in connection with the SEPA, becomes effective.

Pursuant to the SEPA, Yorkville has a right of first refusal for 24-months from the date of entering into the SEPA for any at-the-market offering program pursuant to Rule 415(a)(4) under the Securities Act of 1933, as amended.

Pursuant to the Registration Right Agreement, the Company will file within 30 calendar days of closing of the Business Combination a registration statement on Form F-1 registering the SEPA. The Company shall use its best efforts to have the registration statement on form F-1 declared effective as soon as practicable, but in no event later than 60 calendar days after the filing of the registration statement.

Since signing the SEPA, $7,500,000 has been received subsequent to July 31, 2026 as of October 30, 2026.

On December 16, 2025, the Company announced that its shareholders approved the Business Combination Agreement.

On April 7, 2026, the Company entered into an Asset Purchase Agreement with Sierra Blanca Quarry, LLC (“SBQ LLC”) and the PubCo. Under the agreement, the Company agreed to acquire certain processed crushed aggregate stockpiles located at the Sierra Blanca, Texas site. The consideration for the transaction consists of 3,000,000 common shares of PubCo to be issued to SBQ LLC at closing. No cash consideration is payable. As of October 30, 2026 closing has not occurred and no crushed aggregate stockpiles have been purchased.

The business combination was completed on August 13, 2026. See Note 12 for further details. In connection with the business combination, the Company was determined to be the accounting acquirer in a reverse capitalization and changed its name to Tactical Resources Holdings Corp. and the parent company registrant was then named Tactical Resources Corp.